Schedule of Investments(a)
Invesco ESG NASDAQ 100 ETF (QQMG)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-15.61%
Activision Blizzard, Inc.	400	$23,440
Alphabet, Inc., Class A(b)	75	212,846
Alphabet, Inc., Class C(b)	80	227,923
Baidu, Inc., ADR (China)(b)	81	12,137
Charter Communications, Inc., Class A(b)	57	36,838
Comcast Corp., Class A	2,146	107,257
Electronic Arts, Inc.	171	21,242
Fox Corp., Class A	187	6,678
Fox Corp., Class B	146	4,906
Match Group, Inc.(b)	82	10,659
Meta Platforms, Inc., Class A(b)	415	134,651
NetEase, Inc., ADR (China)	146	15,728
Netflix, Inc.(b)	227	145,711
Sirius XM Holdings, Inc.	2,037	12,426
T-Mobile US, Inc.(b)	469	51,032
		1,023,474
Consumer Discretionary-10.66%
Amazon.com, Inc.(b)	67	234,974
Booking Holdings, Inc.(b)	19	39,935
Dollar Tree, Inc.(b)	110	14,721
eBay, Inc.	334	22,532
JD.com, Inc., ADR (China)(b)	204	17,158
lululemon athletica, inc.(b)	74	33,626
Marriott International, Inc., Class A(b)	130	19,183
MercadoLibre, Inc. (Argentina)(b)	20	23,768
O’Reilly Automotive, Inc.(b)	42	26,803
Pinduoduo, Inc., ADR (China)(b)	95	6,318
Ross Stores, Inc.	194	21,163
Starbucks Corp.	489	53,614
Tesla, Inc.(b)	157	179,727
Trip.com Group Ltd., ADR (China)(b)	194	5,335
		698,857
Consumer Staples-4.31%
Costco Wholesale Corp.	164	88,458
Keurig Dr Pepper, Inc.	541	18,389
Kraft Heinz Co. (The)	150	5,041
Mondelez International, Inc., Class A	512	30,177
Monster Beverage Corp.(b)	134	11,227
PepsiCo, Inc.	691	110,408
Walgreens Boots Alliance, Inc.	430	19,264
		282,964
Health Care-4.86%
Align Technology, Inc.(b)	35	21,403
Amgen, Inc.	259	51,510
Biogen, Inc.(b)	61	14,380
Cerner Corp.	131	9,229
DexCom, Inc.(b)	27	15,190
Gilead Sciences, Inc.	491	33,845
IDEXX Laboratories, Inc.(b)	36	21,890
Illumina, Inc.(b)	99	36,168
Incyte Corp.(b)	69	4,673
Intuitive Surgical, Inc.(b)	84	27,245
Moderna, Inc.(b)	89	31,366
Regeneron Pharmaceuticals, Inc.(b)	45	28,644
Seagen, Inc.(b)	45	7,200
Vertex Pharmaceuticals, Inc.(b)	85	15,890
		318,633
	Shares	Value
Industrials-1.56%
Cintas Corp.	43	$18,154
Copart, Inc.(b)	90	13,064
CSX Corp.	1,069	37,052
Fastenal Co.	195	11,538
PACCAR, Inc.	91	7,591
Verisk Analytics, Inc.	66	14,842
		102,241
Information Technology-62.99%
Adobe, Inc.(b)	307	205,644
Advanced Micro Devices, Inc.(b)	581	92,013
ANSYS, Inc.(b)	49	19,183
Apple, Inc.	5,488	907,166
Applied Materials, Inc.	556	81,838
ASML Holding N.V., New York Shares (Netherlands)	51	40,367
Atlassian Corp. PLC, Class A(b)	64	24,084
Autodesk, Inc.(b)	120	30,503
Automatic Data Processing, Inc.	246	56,799
Broadcom, Inc.	132	73,086
Cadence Design Systems, Inc.(b)	164	29,103
CDW Corp.	89	16,853
Check Point Software Technologies Ltd. (Israel)(b)	57	6,345
Cisco Systems, Inc.	2,665	146,149
Cognizant Technology Solutions Corp., Class A	261	20,353
Crowdstrike Holdings, Inc., Class A(b)	95	20,628
DocuSign, Inc.(b)	97	23,897
Fiserv, Inc.(b)	316	30,500
Intel Corp.	2,069	101,795
Intuit, Inc.	142	92,627
KLA Corp.	69	28,161
Lam Research Corp.	79	53,708
Marvell Technology, Inc.	361	25,692
Microchip Technology, Inc.	102	8,510
Micron Technology, Inc.	550	46,200
Microsoft Corp.	2,925	966,976
NVIDIA Corp.	1,508	492,754
NXP Semiconductors N.V. (China)	116	25,910
Okta, Inc.(b)	80	17,218
Paychex, Inc.	181	21,575
PayPal Holdings, Inc.(b)	619	114,447
QUALCOMM, Inc.	539	97,322
Skyworks Solutions, Inc.	26	3,943
Splunk, Inc.(b)	81	9,801
Synopsys, Inc.(b)	86	29,326
Texas Instruments, Inc.	409	78,679
VeriSign, Inc.(b)	44	10,556
Workday, Inc., Class A(b)	110	30,165
Xilinx, Inc.	116	26,500
Zoom Video Communications, Inc., Class A(b)	112	23,678
		4,130,054
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $6,318,630)		6,556,223
OTHER ASSETS LESS LIABILITIES-0.01%		730
NET ASSETS-100.00%		$6,556,953
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$21,572	$(21,572)	$-	$-	$-	$-
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-10.51%
Bilibili, Inc., ADR (China)(b)	159	$10,496
Discovery, Inc., Class A(b)	322	7,493
Discovery, Inc., Class C(b)	630	14,307
IAC/InterActiveCorp.(b)	90	12,029
iQIYI, Inc., ADR (China)(b)	296	1,847
Liberty Broadband Corp., Class C(b)	231	35,770
Liberty Global PLC, Class A (United Kingdom)(b)	203	5,359
Liberty Global PLC, Class C (United Kingdom)(b)	420	11,189
News Corp., Class A	870	18,809
News Corp., Class B	442	9,525
Roku, Inc.(b)	119	27,086
Take-Two Interactive Software, Inc.(b)	221	36,659
ViacomCBS, Inc., Class B	1,203	37,233
Yandex N.V., Class A (Russia)(b)	249	17,913
Zynga, Inc., Class A(b)	2,159	13,019
		258,734
Consumer Discretionary-15.04%
Etsy, Inc.(b)	212	58,211
Expedia Group, Inc.(b)	202	32,540
Garmin Ltd.	332	44,335
Hasbro, Inc.	344	33,337
LKQ Corp.	648	36,223
Newell Brands, Inc.	859	18,443
Pool Corp.	91	50,425
Tractor Supply Co.	251	56,558
Ulta Beauty, Inc.(b)	104	39,931
		370,003
Health Care-11.72%
ABIOMED, Inc.(b)	28	8,814
Alnylam Pharmaceuticals, Inc.(b)	103	18,931
AstraZeneca PLC, ADR (United Kingdom)	431	23,632
BeiGene Ltd., ADR (China)(b)	49	17,029
BioMarin Pharmaceutical, Inc.(b)	211	18,207
DENTSPLY SIRONA, Inc.	363	17,693
Guardant Health, Inc.(b)	151	15,873
Henry Schein, Inc.(b)	302	21,460
Hologic, Inc.(b)	202	15,095
Horizon Therapeutics PLC(b)	46	4,773
Insulet Corp.(b)	46	13,268
Jazz Pharmaceuticals PLC(b)	67	8,031
Masimo Corp.(b)	32	8,900
Mirati Therapeutics, Inc.(b)	34	4,650
Neurocrine Biosciences, Inc.(b)	113	9,407
PPD, Inc.(b)	510	24,021
Quidel Corp.(b)	43	6,345
Repligen Corp.(b)	121	34,667
Sanofi, ADR (France)	298	14,176
Sarepta Therapeutics, Inc.(b)	44	3,556
		288,528
Industrials-8.79%
C.H. Robinson Worldwide, Inc.	220	20,920
Expeditors International of Washington, Inc.	305	37,094
J.B. Hunt Transport Services, Inc.	218	41,673
Nordson Corp.	56	14,235
Old Dominion Freight Line, Inc.	198	70,324
Ryanair Holdings PLC, ADR (Ireland)(b)	84	8,026
Sunrun, Inc.(b)	287	13,213
United Airlines Holdings, Inc.(b)	258	10,903
		216,388
	Shares	Value
Information Technology-53.40%
Akamai Technologies, Inc.(b)	270	$30,429
Amdocs Ltd.	274	19,131
Citrix Systems, Inc.	264	21,233
Cognex Corp.	374	28,891
Coupa Software, Inc.(b)	112	22,026
Datadog, Inc., Class A(b)	362	64,541
Enphase Energy, Inc.(b)	115	28,750
Entegris, Inc.	199	29,070
F5, Inc.(b)	105	23,896
First Solar, Inc.(b)	175	18,130
Five9, Inc.(b)	71	10,105
Fortinet, Inc.(b)	280	92,991
GDS Holdings Ltd., ADR (China)(b)	155	8,686
IPG Photonics Corp.(b)	126	20,688
Jack Henry & Associates, Inc.	147	22,290
Logitech International S.A., Class R (Switzerland)	387	30,844
MongoDB, Inc.(b)	102	50,806
Monolithic Power Systems, Inc.	73	40,403
NetApp, Inc.	442	39,285
Nice Ltd., ADR (Israel)(b)	96	28,030
NortonLifeLock, Inc.	1,135	28,205
Nuance Communications, Inc.(b)	588	32,628
ON Semiconductor Corp.(b)	499	30,654
Open Text Corp. (Canada)	565	26,787
Paylocity Holding Corp.(b)	124	31,290
Pegasystems, Inc.	132	15,156
PTC, Inc.(b)	200	21,916
Qorvo, Inc.(b)	73	10,675
Seagate Technology Holdings PLC	555	56,982
SolarEdge Technologies, Inc.(b)	67	21,960
SS&C Technologies Holdings, Inc.	367	28,013
StoneCo Ltd., Class A (Brazil)(b)	343	5,351
Teradyne, Inc.	293	44,791
Trade Desk, Inc. (The), Class A(b)	498	51,503
Trimble, Inc.(b)	574	49,289
Universal Display Corp.	121	17,309
Western Digital Corp.(b)	723	41,818
Wix.com Ltd. (Israel)(b)	84	12,835
Zebra Technologies Corp., Class A(b)	122	71,831
Zscaler, Inc.(b)	245	85,008
		1,314,226
Materials-0.47%
Royal Gold, Inc.	115	11,503
Total Common Stocks & Other Equity Interests (Cost $2,499,193)		2,459,382
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $1,152)	1,152	1,152
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $2,500,345)		2,460,534
OTHER ASSETS LESS LIABILITIES-0.02%		558
NET ASSETS-100.00%		$2,461,092
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,220	$(68)	$-	$-	$1,152	$-

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-17.39%
Activision Blizzard, Inc.	174,336	$10,216,090
Alphabet, Inc., Class A(b)	44,469	126,200,798
Alphabet, Inc., Class C(b)	47,011	133,936,219
Baidu, Inc., ADR (China)(b)	56,941	8,532,039
Charter Communications, Inc., Class A(b)	40,888	26,425,097
Comcast Corp., Class A	1,026,800	51,319,464
Electronic Arts, Inc.	63,789	7,923,870
Fox Corp., Class A	72,414	2,585,904
Fox Corp., Class B	55,929	1,879,214
Match Group, Inc.(b)	61,896	8,045,861
Meta Platforms, Inc., Class A(b)	351,019	113,891,625
NetEase, Inc., ADR (China)	67,670	7,290,089
Netflix, Inc.(b)	99,494	63,865,199
Sirius XM Holdings, Inc.(c)	907,913	5,538,269
T-Mobile US, Inc.(b)	279,265	30,386,825
		598,036,563
Consumer Discretionary-17.92%
Amazon.com, Inc.(b)	74,529	261,378,420
Booking Holdings, Inc.(b)	8,929	18,767,419
Dollar Tree, Inc.(b)	50,656	6,779,292
eBay, Inc.	145,269	9,799,847
JD.com, Inc., ADR (China)(b)(c)	176,761	14,867,368
lululemon athletica, inc.(b)(c)	27,864	12,661,680
Marriott International, Inc., Class A(b)	72,720	10,730,563
MercadoLibre, Inc. (Argentina)(b)	10,942	13,003,582
O’Reilly Automotive, Inc.(b)	15,231	9,719,815
Peloton Interactive, Inc., Class A(b)(c)	61,174	2,691,656
Pinduoduo, Inc., ADR (China)(b)(c)	85,400	5,679,100
Ross Stores, Inc.	80,343	8,764,618
Starbucks Corp.	264,046	28,950,003
Tesla, Inc.(b)	182,709	209,157,955
Trip.com Group Ltd., ADR (China)(b)	118,644	3,262,710
		616,214,028
Consumer Staples-4.66%
Costco Wholesale Corp.	99,422	53,626,238
Keurig Dr Pepper, Inc.	317,370	10,787,406
Kraft Heinz Co. (The)	274,249	9,217,509
Mondelez International, Inc., Class A	313,024	18,449,634
Monster Beverage Corp.(b)	118,755	9,949,294
PepsiCo, Inc.	310,051	49,539,949
Walgreens Boots Alliance, Inc.	193,732	8,679,194
		160,249,224
Health Care-5.76%
Align Technology, Inc.(b)	17,435	10,662,026
Amgen, Inc.	127,399	25,337,113
Biogen, Inc.(b)	33,647	7,931,944
Cerner Corp.	66,122	4,658,295
DexCom, Inc.(b)	21,520	12,106,937
Gilead Sciences, Inc.	280,896	19,362,161
IDEXX Laboratories, Inc.(b)	19,096	11,611,705
Illumina, Inc.(b)	34,664	12,663,799
Incyte Corp.(b)	49,266	3,336,294
Intuitive Surgical, Inc.(b)	80,439	26,089,585
Moderna, Inc.(b)	90,852	32,018,970
Regeneron Pharmaceuticals, Inc.(b)	23,493	14,953,999
Seagen, Inc.(b)	40,631	6,500,960
Vertex Pharmaceuticals, Inc.(b)	57,860	10,816,348
		198,050,136
	Shares	Value
Industrials-2.58%
Cintas Corp.	23,201	$9,795,230
Copart, Inc.(b)	53,079	7,704,948
CSX Corp.	505,625	17,524,962
Fastenal Co.(c)	129,172	7,643,107
Honeywell International, Inc.	154,936	31,334,257
PACCAR, Inc.	78,154	6,519,607
Verisk Analytics, Inc.	36,159	8,131,074
		88,653,185
Information Technology-50.73%
Adobe, Inc.(b)	106,600	71,406,010
Advanced Micro Devices, Inc.(b)	271,996	43,076,007
Analog Devices, Inc.	120,749	21,765,007
ANSYS, Inc.(b)	19,392	7,591,580
Apple, Inc.	2,434,783	402,469,630
Applied Materials, Inc.	202,237	29,767,264
ASML Holding N.V., New York Shares (Netherlands)	18,601	14,722,878
Atlassian Corp. PLC, Class A(b)	30,381	11,432,978
Autodesk, Inc.(b)	49,154	12,494,455
Automatic Data Processing, Inc.	95,167	21,973,109
Broadcom, Inc.(c)	91,752	50,801,247
Cadence Design Systems, Inc.(b)	61,892	10,983,354
CDW Corp.	30,407	5,757,870
Check Point Software Technologies Ltd. (Israel)(b)	29,767	3,313,365
Cisco Systems, Inc.	944,401	51,790,951
Cognizant Technology Solutions Corp., Class A	117,472	9,160,467
Crowdstrike Holdings, Inc., Class A(b)	44,657	9,696,821
DocuSign, Inc.(b)	44,057	10,853,883
Fiserv, Inc.(b)	148,593	14,342,196
Intel Corp.	908,807	44,713,304
Intuit, Inc.	61,413	40,059,700
KLA Corp.	34,151	13,938,048
Lam Research Corp.	31,849	21,652,543
Marvell Technology, Inc.	184,758	13,149,227
Microchip Technology, Inc.	123,038	10,265,060
Micron Technology, Inc.	252,609	21,219,156
Microsoft Corp.	1,106,446	365,779,983
NVIDIA Corp.	559,919	182,959,132
NXP Semiconductors N.V. (China)	59,472	13,283,666
Okta, Inc.(b)(c)	32,053	6,898,767
Paychex, Inc.	80,712	9,620,870
PayPal Holdings, Inc.(b)	263,492	48,717,036
QUALCOMM, Inc.	252,915	45,666,332
Skyworks Solutions, Inc.	36,675	5,562,130
Splunk, Inc.(b)	36,508	4,417,468
Synopsys, Inc.(b)	34,120	11,634,920
Texas Instruments, Inc.	206,668	39,756,723
VeriSign, Inc.(b)	25,249	6,057,488
Workday, Inc., Class A(b)	42,700	11,709,621
Xilinx, Inc.	55,397	12,655,445
Zoom Video Communications, Inc., Class A(b)	53,647	11,341,512
		1,744,457,203
Utilities-0.82%
American Electric Power Co., Inc.	112,352	9,106,130
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	219,113	$11,553,828
Xcel Energy, Inc.	120,890	7,704,320
		28,364,278
Total Common Stocks & Other Equity Interests (Cost $3,183,718,525)		3,434,024,617
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $3,410,880)	3,410,880	3,410,880
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,187,129,405)		3,437,435,497
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.96%
Invesco Private Government Fund, 0.02%(d)(e)(f)	9,898,748	$9,898,748
Invesco Private Prime Fund, 0.11%(d)(e)(f)	23,090,151	23,097,078
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,996,982)		32,995,826
TOTAL INVESTMENTS IN SECURITIES-100.92% (Cost $3,220,126,387)		3,470,431,323
OTHER ASSETS LESS LIABILITIES-(0.92)%		(31,569,354)
NET ASSETS-100.00%		$3,438,861,969

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,615,897	$(2,205,017)	$-	$-	$3,410,880	$91
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,570,028	136,124,397	(129,795,677)	-	-	9,898,748	508*
Invesco Private Prime Fund	8,330,066	310,338,985	(295,564,683)	(1,156)	(6,134)	23,097,078	6,175*
Total	$11,900,094	$452,079,279	$(427,565,377)	$(1,156)	$(6,134)	$36,406,706	$6,774

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-11.04%
Bilibili, Inc., ADR (China)(b)(c)	142,741	$9,422,333
Discovery, Inc., Class A(b)(c)	123,381	2,871,076
Discovery, Inc., Class C(b)	240,872	5,470,203
IAC/InterActiveCorp.(b)	60,915	8,141,290
iQIYI, Inc., ADR (China)(b)(c)	267,434	1,668,788
Liberty Broadband Corp., Class C(b)	111,512	17,267,633
Liberty Global PLC, Class A (United Kingdom)(b)	128,901	3,402,986
Liberty Global PLC, Class C (United Kingdom)(b)	267,148	7,116,823
News Corp., Class A	285,502	6,172,553
News Corp., Class B	145,651	3,138,779
Roku, Inc.(b)	84,890	19,321,813
Take-Two Interactive Software, Inc.(b)	84,971	14,094,990
ViacomCBS, Inc., Class B	442,076	13,682,252
Vimeo, Inc.(b)	113,242	2,186,703
Yandex N.V., Class A (Russia)(b)	234,765	16,888,994
Zynga, Inc., Class A(b)	796,791	4,804,650
		135,651,866
Consumer Discretionary-14.39%
Caesars Entertainment, Inc.(b)	155,747	14,028,132
DraftKings, Inc., Class A(b)(c)	294,270	10,167,029
Etsy, Inc.(b)	92,323	25,350,049
Expedia Group, Inc.(b)	105,995	17,074,735
Garmin Ltd.	140,374	18,745,544
Hasbro, Inc.	100,503	9,739,746
LKQ Corp.	214,426	11,986,413
Newell Brands, Inc.	310,464	6,665,662
Penn National Gaming, Inc.(b)(c)	114,463	5,863,939
Pool Corp.	29,253	16,209,672
Tractor Supply Co.	83,432	18,799,733
Ulta Beauty, Inc.(b)	39,672	15,232,064
Wynn Resorts Ltd.(b)	84,373	6,835,057
		176,697,775
Consumer Staples-0.26%
Beyond Meat, Inc.(b)(c)	46,189	3,245,239
Health Care-18.67%
10X Genomics, Inc., Class A(b)(c)	66,087	10,098,755
ABIOMED, Inc.(b)	33,098	10,418,588
Alnylam Pharmaceuticals, Inc.(b)	86,734	15,941,709
AstraZeneca PLC, ADR (United Kingdom)	227,926	12,497,183
BeiGene Ltd., ADR (China)(b)	37,117	12,899,271
BioMarin Pharmaceutical, Inc.(b)	133,805	11,546,033
DENTSPLY SIRONA, Inc.	159,480	7,773,055
Guardant Health, Inc.(b)	73,872	7,765,425
Henry Schein, Inc.(b)	101,922	7,242,577
Hologic, Inc.(b)	184,970	13,822,808
Horizon Therapeutics PLC(b)	164,796	17,099,233
Insulet Corp.(b)	50,274	14,501,033
Jazz Pharmaceuticals PLC(b)	44,736	5,362,504
Masimo Corp.(b)	40,166	11,170,968
Mirati Therapeutics, Inc.(b)	37,623	5,145,698
Neurocrine Biosciences, Inc.(b)	69,059	5,749,162
Novocure Ltd.(b)(c)	75,649	7,083,772
PPD, Inc.(b)	256,393	12,076,110
Quidel Corp.(b)	30,335	4,476,233
Repligen Corp.(b)	40,110	11,491,515
Royalty Pharma PLC, Class A	311,597	12,392,213
	Shares	Value
Health Care-(continued)
Sanofi, ADR (France)	170,099	$8,091,609
Sarepta Therapeutics, Inc.(b)	58,255	4,707,587
		229,353,041
Industrials-8.42%
C.H. Robinson Worldwide, Inc.(c)	96,170	9,144,805
Expeditors International of Washington, Inc.	123,948	15,074,556
J.B. Hunt Transport Services, Inc.	76,742	14,670,001
Nordson Corp.	42,443	10,788,586
Old Dominion Freight Line, Inc.	84,471	30,001,565
Ryanair Holdings PLC, ADR (Ireland)(b)	71,314	6,814,052
Sunrun, Inc.(b)	150,218	6,916,037
United Airlines Holdings, Inc.(b)(c)	236,127	9,978,727
		103,388,329
Information Technology-45.95%
Akamai Technologies, Inc.(b)	118,846	13,393,944
Amdocs Ltd.	92,343	6,447,388
Citrix Systems, Inc.	90,653	7,291,221
Cognex Corp.	128,997	9,965,018
Coupa Software, Inc.(b)	53,676	10,555,922
Datadog, Inc., Class A(b)	174,907	31,184,169
Enphase Energy, Inc.(b)	98,223	24,555,750
Entegris, Inc.	98,912	14,449,065
F5, Inc.(b)	43,994	10,012,155
First Solar, Inc.(b)	77,535	8,032,626
Five9, Inc.(b)	49,467	7,040,638
Fortinet, Inc.(b)	119,192	39,584,855
GDS Holdings Ltd., ADR (China)(b)(c)	79,704	4,466,612
IPG Photonics Corp.(b)	39,065	6,414,082
Jack Henry & Associates, Inc.	54,021	8,191,204
Logitech International S.A., Class R (Switzerland)(c)	123,107	9,811,628
MongoDB, Inc.(b)	47,167	23,493,883
Monolithic Power Systems, Inc.	33,479	18,529,287
NetApp, Inc.	163,455	14,527,880
Nice Ltd., ADR (Israel)(b)(c)	37,173	10,853,773
NortonLifeLock, Inc.	424,158	10,540,326
Nuance Communications, Inc.(b)	229,473	12,733,457
ON Semiconductor Corp.(b)	314,205	19,301,613
Open Text Corp. (Canada)	198,338	9,403,205
Paylocity Holding Corp.(b)	39,844	10,054,235
Pegasystems, Inc.	59,392	6,819,390
PTC, Inc.(b)	85,699	9,390,897
Qorvo, Inc.(b)	81,057	11,852,965
Seagate Technology Holdings PLC(c)	164,956	16,936,033
SolarEdge Technologies, Inc.(b)	38,199	12,520,104
SS&C Technologies Holdings, Inc.	186,219	14,214,096
StoneCo Ltd., Class A (Brazil)(b)	194,500	3,034,200
Teradyne, Inc.	120,358	18,399,128
Trade Desk, Inc. (The), Class A(b)	316,736	32,756,837
Trimble, Inc.(b)	183,652	15,770,197
Universal Display Corp.	34,326	4,910,334
Western Digital Corp.(b)	225,280	13,030,195
Wix.com Ltd. (Israel)(b)	41,119	6,282,983
Zebra Technologies Corp., Class A(b)	38,999	22,961,831
Zscaler, Inc.(b)	100,012	34,701,164
		564,414,290
Materials-0.39%
Royal Gold, Inc.	47,850	4,786,436
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-0.82%
Alliant Energy Corp.	182,572	$10,003,120
Total Common Stocks & Other Equity Interests (Cost $1,168,981,730)		1,227,540,096
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $382,242)	382,242	382,242
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,169,363,972)		1,227,922,338
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.76%
Invesco Private Government Fund, 0.02%(d)(e)(f)	13,842,903	13,842,903
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	32,290,420	$32,300,107
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,144,525)		46,143,010
TOTAL INVESTMENTS IN SECURITIES-103.73% (Cost $1,215,508,497)		1,274,065,348
OTHER ASSETS LESS LIABILITIES-(3.73)%		(45,823,024)
NET ASSETS-100.00%		$1,228,242,324

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$595,896	$1,209,837	$(1,423,491)	$-	$-	$382,242	$24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,361,365	37,405,369	(37,923,831)	-	-	13,842,903	1,140*
Invesco Private Prime Fund	33,532,835	73,984,477	(75,211,740)	(1,515)	(3,950)	32,300,107	13,791*
Total	$48,490,096	$112,599,683	$(114,559,062)	$(1,515)	$(3,950)	$46,525,252	$14,955

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021, for each fund (except for ESG NASDAQ 100 ETF and ESG NASDAQ Next Gen 100 ETF). As of November 30, 2021, all of the securities in ESG NASDAQ 100 ETF and ESG NASDAQ Next Gen 100 were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,434,024,617	$-	$-	$3,434,024,617
Money Market Funds	3,410,880	32,995,826	-	36,406,706
Total Investments	$3,437,435,497	$32,995,826	$-	$3,470,431,323
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,227,540,096	$-	$-	$1,227,540,096
Money Market Funds	382,242	46,143,010	-	46,525,252
Total Investments	$1,227,922,338	$46,143,010	$-	$1,274,065,348